Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets related to:
Employee benefits	$ 16,059	$ 61,462
Inventories	56,242	71,490
Valuation and other reserves	22,989	38,206
Net operating loss carryforwards	11,780	10,507
Accumulated other comprehensive loss	80,116	82,793	$ 67,757
AMT credit carryforward		2,771
Gross deferred tax assets	187,186	267,229
Valuation allowance on deferred tax assets	(10,349)	(8,521)
Total net deferred tax assets	176,837	258,708
Deferred tax liabilities related to:
Property, plant and equipment	(407,400)	(635,576)
Goodwill and other intangibles	(168,506)	(268,999)
Other items, net	(11,654)	(17,152)
Total deferred tax liabilities	(587,560)	(921,727)
Deferred income taxes, net	$ (410,723)	$ (663,019)